Dec-05-02 03:41pm From- T-521 P.003/005 F-806

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

02062464

NYSE

1-1969

RECD S.E.C.
DEC 0 5 2002
1086

December 5, 2002

CeRT NYS

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
DEC 11 2002
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ARBITRON INC., Rights to Purchase Series B Junior Participating Preferred Stock, $100.00 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 5, 2002.

Sincerely,

Parat Madho